Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Provision for uncollectible premiums receivable	$ 5,000	$ 8,000
Rent expense	25,000	23,000	$ 34,000
IT and computer agreements and lease contracts	13,000
Charge for executive changes, pre-tax	34,000
Lease arrangements [abstract]
2017	23,887
2018	12,580
2019	5,517
2020	984
2021	907
2022	493
Total future minimum rental payments	44,368
Total future sub-lease rental income through 2019	4,751
Strategic Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	85,000
2018	68,000
2019	38,000
2020	24,000
Total	215,000
Structured Letter Of Credit [Member]
Commitments and Contingencies Other Details [Line Items]
LOC obligations guaranteed as of balance sheet date	$ 62,000	$ 81,000
Line Of Credit Facility Term	10 years
Maturity date of facility	Dec. 29, 2020